Other income (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of other income
	Unaudited
	For the Periods Ended June 30,
	2024	2023
	US$	US$

Foreign exchange gain	433,850	264,158
Interest income	6	3
Government grants	31,748	18,052
	465,604	282,213